New Standards, Amendments and Interpretations Adopted by the Company - Schedule of New Standards Interpretations (Details)	12 Months Ended
Dec. 31, 2024
IFRS 9 & 7 [Member]
Schedule of New Standards Interpretations [Line Items]
New standards title	IFRS 9 & 7	[1]
Description of nature of impending	Amendments to IFRS 9 and 7, Classification and Measurement of Financial Instruments	[1]
Effective date	Jan. 01, 2026	[1]
Planned application by the company	FY 2026	[1]
IFRS 18 [member]
Schedule of New Standards Interpretations [Line Items]
New standards title	IFRS 18	[2]
Description of nature of impending	IFRS 18, Presentation and Disclosures in Financial Statements	[2]
Effective date	Jan. 01, 2027	[2]
Planned application by the company	FY 2027	[2]
IFRS 19 [Member]
Schedule of New Standards Interpretations [Line Items]
New standards title	IFRS 19	[3]
Description of nature of impending	IFRS 19, Subsidiaries without Public Accountability: Disclosures	[3]
Effective date	Jan. 01, 2027	[3]
Planned application by the company	FY 2027	[3]
IAS 21 [Member]
Schedule of New Standards Interpretations [Line Items]
New standards title	IAS 21	[1]
Description of nature of impending	Amendments to IAS 21, Lack of Exchangeability	[1]
Effective date	Jan. 01, 2025	[1]
Planned application by the company	FY 2025	[1]

[1]	No material impact on the Company is expected from the amendments to IAS 21, IFRS 9 & 7.
[2]	IFRS 18 will not have an effect on the recognition and measurement of items in the consolidated financial statements. However, it is expected to have a significant effect on the presentation and disclosure of certain items.
[3]	The Company does not expect to be eligible to apply IFRS 19.